Property and Equipment - Schedule of Property and Equipment, Net (Details) - USD ($)	Sep. 30, 2026	Dec. 31, 2025
Schedule of Property and Equipment, Net [Line Items]
Less: Accumulated depreciation	$ (28,161,757)	$ (26,604,770)
Total property and equipment	1,037,240	2,653,810
Rental vehicles [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	26,749,049	26,899,522
Furniture and fixtures [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	1,505,579	1,479,966
Leasehold improvements [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 944,369	$ 879,092